OPERATING COSTS AND EXPENSES	12 Months Ended
Mar. 31, 2024
Analysis of income and expense [abstract]
OPERATING COSTS AND EXPENSES	OPERATING COSTS AND EXPENSES
Depreciation, amortization and employee benefit expenses recorded in the consolidated statements of income are detailed as follows:

For the years ended	March 31 2024	March 31 2023
Included in cost of revenues:
Depreciation of property, plant and equipment	$20,235	$18,313
Amortization of right-of-use assets	24,021	19,577
Amortization of intangible assets	11,238	5,538
Wages, salaries and other employee benefits	977,273	785,721

Included in selling, general and administrative expenses:
Depreciation of property, plant and equipment	$8,220	$7,277
Amortization of right-of-use assets	5,635	4,483
Amortization of intangible assets	71,825	70,301
Wages, salaries and other employee benefits	221,888	186,160
Retirement benefits (i)	11,496	8,382
(i) Includes defined benefit and defined contribution plan expenses.